COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments And Contingencies
Schedule of future minimum operating lease commitments
Years Ended December 31,	Amount (USD)
Remainder 2018	$82,659
2019	$160,034
2020	$72,281
2021	$25,191
2022	$-
Thereafter	$-
Total	$340,165

Year Ended December 31,	Amount (USD)
2018	$170,394
2019	$164,463
2020	$74,255
2021	$25,813
2022	$-
Thereafter	$-
$434,925